Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB GLOBAL REAL ESTATE INVESTMENT FUND INC
Entity Central Index Key	0001018368
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000028092
Shareholder Report [Line Items]
Fund Name	AB Global Real Estate Investment Fund
Class Name	Class A
Trading Symbol	AREAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Global Real Estate Investment Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AREAX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AREAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$200	1.82%

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	1.82%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

During the 12-month period ended November 30, 2024, all share classes of the Fund outperformed the Financial Times Stock Exchange European Public Real Estate Association/National Association of Real Estate Investment Trusts (“FTSE EPRA/NAREIT”) Developed Real Estate (“RE”) Index (net) (the "benchmark”), before sales charges. Overall security selection drove outperformance, relative to the benchmark. Selection within the health care and residential sectors contributed most, while selection within the industrial and self storage sectors detracted. Overall sector selection detracted from returns. An overweight to gaming centers and an underweight to the diversified sector partially offset losses from overweights to the industrial and lodging/resorts sectors.

The Fund used derivatives in the form of foreign currency forwards for hedging and investment purposes, which had no material impact on absolute returns for the 12-month period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A	MSCI World Index	FTSE EPRA/NAREIT Developed RE Index (net)	FTSE NAREIT Equity REIT Index
11/14	$9,575	$10,000	$10,000	$10,000
11/15	$9,541	$9,928	$9,877	$10,207
11/16	$9,649	$10,240	$10,069	$10,659
11/17	$11,011	$12,663	$11,291	$11,625
11/18	$11,177	$12,680	$11,427	$11,862
11/19	$12,991	$14,523	$13,091	$13,631
11/20	$11,797	$16,632	$11,561	$11,928
11/21	$14,491	$20,254	$14,191	$16,030
11/22	$11,830	$18,055	$11,628	$13,772
11/23	$11,674	$20,399	$11,326	$13,346
11/24	$14,045	$26,075	$13,466	$17,007

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A (without sales charges)	20.31%	1.57%	3.91%
Class A (with sales charges)	15.16%	0.69%	3.45%
MSCI World Index	27.83%	12.42%	10.06%
FTSE EPRA/NAREIT Developed RE Index (net)	18.90%	0.57%	3.02%
FTSE NAREIT Equity REIT Index	27.43%	4.52%	5.45%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AREAX-A for the most recent performance information.

AssetsNet	$ 51,377,370
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 215,309
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$51,377,370
# of Portfolio Holdings	96
Portfolio Turnover Rate	56%
Total Advisory Fees Paid	$215,309

Holdings [Text Block]

Industry Breakdown

Value	Value
Industrial REITs	14.7%
Retail REITs	14.4%
Health Care REITs	10.4%
Data Center REITs	10.3%
Multi-Family Residential REITs	9.8%
Real Estate Operating Companies	7.3%
Diversified REITs	5.9%
Office REITs	4.9%
Self-Storage REITs	4.9%
Other Specialized REITs	4.5%
Diversified Real Estate Activities	4.2%
Single-Family Residential REITs	2.3%
Hotel & Resort REITs	2.1%
Other	4.0%
Short-Term Investments	2.2%
Other Assets less Liabilities	-1.9%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Equinix, Inc.	$3,018,051	5.9%
Prologis, Inc.	$3,010,238	5.9%
Welltower, Inc.	$2,478,949	4.8%
Digital Realty Trust, Inc.	$2,264,133	4.4%
Simon Property Group, Inc.	$1,787,897	3.5%
Ventas, Inc.	$1,730,531	3.4%
Public Storage	$1,604,510	3.1%
Mid-America Apartment Communities, Inc.	$1,543,104	3.0%
UDR, Inc.	$1,457,431	2.8%
VICI Properties, Inc.	$1,259,072	2.4%
	$20,153,916	39.2%

Material Fund Change [Text Block]
C000028095
Shareholder Report [Line Items]
Fund Name	AB Global Real Estate Investment Fund
Class Name	Advisor Class
Trading Symbol	ARSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Global Real Estate Investment Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ARSYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ARSYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$173	1.57%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

During the 12-month period ended November 30, 2024, all share classes of the Fund outperformed the Financial Times Stock Exchange European Public Real Estate Association/National Association of Real Estate Investment Trusts (“FTSE EPRA/NAREIT”) Developed Real Estate (“RE”) Index (net) (the "benchmark”), before sales charges. Overall security selection drove outperformance, relative to the benchmark. Selection within the health care and residential sectors contributed most, while selection within the industrial and self storage sectors detracted. Overall sector selection detracted from returns. An overweight to gaming centers and an underweight to the diversified sector partially offset losses from overweights to the industrial and lodging/resorts sectors.

The Fund used derivatives in the form of foreign currency forwards for hedging and investment purposes, which had no material impact on absolute returns for the 12-month period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	MSCI World Index	FTSE EPRA/NAREIT Developed RE Index (net)	FTSE NAREIT Equity REIT Index
11/14	$10,000	$10,000	$10,000	$10,000
11/15	$9,993	$9,928	$9,877	$10,207
11/16	$10,134	$10,240	$10,069	$10,659
11/17	$11,590	$12,663	$11,291	$11,625
11/18	$11,797	$12,680	$11,427	$11,862
11/19	$13,739	$14,523	$13,091	$13,631
11/20	$12,511	$16,632	$11,561	$11,928
11/21	$15,404	$20,254	$14,191	$16,030
11/22	$12,612	$18,055	$11,628	$13,772
11/23	$12,475	$20,399	$11,326	$13,346
11/24	$15,038	$26,075	$13,466	$17,007

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Advisor Class	20.54%	1.82%	4.16%
MSCI World Index	27.83%	12.42%	10.06%
FTSE EPRA/NAREIT Developed RE Index (net)	18.90%	0.57%	3.02%
FTSE NAREIT Equity REIT Index	27.43%	4.52%	5.45%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ARSYX-A for the most recent performance information.

AssetsNet	$ 51,377,370
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 215,309
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$51,377,370
# of Portfolio Holdings	96
Portfolio Turnover Rate	56%
Total Advisory Fees Paid	$215,309

Holdings [Text Block]

Industry Breakdown

Value	Value
Industrial REITs	14.7%
Retail REITs	14.4%
Health Care REITs	10.4%
Data Center REITs	10.3%
Multi-Family Residential REITs	9.8%
Real Estate Operating Companies	7.3%
Diversified REITs	5.9%
Office REITs	4.9%
Self-Storage REITs	4.9%
Other Specialized REITs	4.5%
Diversified Real Estate Activities	4.2%
Single-Family Residential REITs	2.3%
Hotel & Resort REITs	2.1%
Other	4.0%
Short-Term Investments	2.2%
Other Assets less Liabilities	-1.9%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Equinix, Inc.	$3,018,051	5.9%
Prologis, Inc.	$3,010,238	5.9%
Welltower, Inc.	$2,478,949	4.8%
Digital Realty Trust, Inc.	$2,264,133	4.4%
Simon Property Group, Inc.	$1,787,897	3.5%
Ventas, Inc.	$1,730,531	3.4%
Public Storage	$1,604,510	3.1%
Mid-America Apartment Communities, Inc.	$1,543,104	3.0%
UDR, Inc.	$1,457,431	2.8%
VICI Properties, Inc.	$1,259,072	2.4%
	$20,153,916	39.2%

Material Fund Change [Text Block]
C000028094
Shareholder Report [Line Items]
Fund Name	AB Global Real Estate Investment Fund
Class Name	Class C
Trading Symbol	ARECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Global Real Estate Investment Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ARECX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ARECX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$284	2.59%

Expenses Paid, Amount	$ 284
Expense Ratio, Percent	2.59%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

During the 12-month period ended November 30, 2024, all share classes of the Fund outperformed the Financial Times Stock Exchange European Public Real Estate Association/National Association of Real Estate Investment Trusts (“FTSE EPRA/NAREIT”) Developed Real Estate (“RE”) Index (net) (the "benchmark”), before sales charges. Overall security selection drove outperformance, relative to the benchmark. Selection within the health care and residential sectors contributed most, while selection within the industrial and self storage sectors detracted. Overall sector selection detracted from returns. An overweight to gaming centers and an underweight to the diversified sector partially offset losses from overweights to the industrial and lodging/resorts sectors.

The Fund used derivatives in the form of foreign currency forwards for hedging and investment purposes, which had no material impact on absolute returns for the 12-month period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C	MSCI World Index	FTSE EPRA/NAREIT Developed RE Index (net)	FTSE NAREIT Equity REIT Index
11/14	$10,000	$10,000	$10,000	$10,000
11/15	$9,896	$9,928	$9,877	$10,207
11/16	$9,933	$10,240	$10,069	$10,659
11/17	$11,246	$12,663	$11,291	$11,625
11/18	$11,328	$12,680	$11,427	$11,862
11/19	$13,067	$14,523	$13,091	$13,631
11/20	$11,778	$16,632	$11,561	$11,928
11/21	$14,360	$20,254	$14,191	$16,030
11/22	$11,635	$18,055	$11,628	$13,772
11/23	$11,393	$20,399	$11,326	$13,346
11/24	$13,596	$26,075	$13,466	$17,007

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C (without sales charges)	19.34%	0.80%	3.12%
Class C (with sales charges)	18.34%	0.80%	3.12%
MSCI World Index	27.83%	12.42%	10.06%
FTSE EPRA/NAREIT Developed RE Index (net)	18.90%	0.57%	3.02%
FTSE NAREIT Equity REIT Index	27.43%	4.52%	5.45%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ARECX-A for the most recent performance information.

AssetsNet	$ 51,377,370
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 215,309
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$51,377,370
# of Portfolio Holdings	96
Portfolio Turnover Rate	56%
Total Advisory Fees Paid	$215,309

Holdings [Text Block]

Industry Breakdown

Value	Value
Industrial REITs	14.7%
Retail REITs	14.4%
Health Care REITs	10.4%
Data Center REITs	10.3%
Multi-Family Residential REITs	9.8%
Real Estate Operating Companies	7.3%
Diversified REITs	5.9%
Office REITs	4.9%
Self-Storage REITs	4.9%
Other Specialized REITs	4.5%
Diversified Real Estate Activities	4.2%
Single-Family Residential REITs	2.3%
Hotel & Resort REITs	2.1%
Other	4.0%
Short-Term Investments	2.2%
Other Assets less Liabilities	-1.9%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Equinix, Inc.	$3,018,051	5.9%
Prologis, Inc.	$3,010,238	5.9%
Welltower, Inc.	$2,478,949	4.8%
Digital Realty Trust, Inc.	$2,264,133	4.4%
Simon Property Group, Inc.	$1,787,897	3.5%
Ventas, Inc.	$1,730,531	3.4%
Public Storage	$1,604,510	3.1%
Mid-America Apartment Communities, Inc.	$1,543,104	3.0%
UDR, Inc.	$1,457,431	2.8%
VICI Properties, Inc.	$1,259,072	2.4%
	$20,153,916	39.2%

Material Fund Change [Text Block]
C000028098
Shareholder Report [Line Items]
Fund Name	AB Global Real Estate Investment Fund
Class Name	Class I
Trading Symbol	AEEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Global Real Estate Investment Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AEEIX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AEEIX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$164	1.49%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

During the 12-month period ended November 30, 2024, all share classes of the Fund outperformed the Financial Times Stock Exchange European Public Real Estate Association/National Association of Real Estate Investment Trusts (“FTSE EPRA/NAREIT”) Developed Real Estate (“RE”) Index (net) (the "benchmark”), before sales charges. Overall security selection drove outperformance, relative to the benchmark. Selection within the health care and residential sectors contributed most, while selection within the industrial and self storage sectors detracted. Overall sector selection detracted from returns. An overweight to gaming centers and an underweight to the diversified sector partially offset losses from overweights to the industrial and lodging/resorts sectors.

The Fund used derivatives in the form of foreign currency forwards for hedging and investment purposes, which had no material impact on absolute returns for the 12-month period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class I	MSCI World Index	FTSE EPRA/NAREIT Developed RE Index (net)	FTSE NAREIT Equity REIT Index
11/14	$10,000	$10,000	$10,000	$10,000
11/15	$10,005	$9,928	$9,877	$10,207
11/16	$10,152	$10,240	$10,069	$10,659
11/17	$11,619	$12,663	$11,291	$11,625
11/18	$11,835	$12,680	$11,427	$11,862
11/19	$13,803	$14,523	$13,091	$13,631
11/20	$12,585	$16,632	$11,561	$11,928
11/21	$15,513	$20,254	$14,191	$16,030
11/22	$12,714	$18,055	$11,628	$13,772
11/23	$12,595	$20,399	$11,326	$13,346
11/24	$15,201	$26,075	$13,466	$17,007

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	20.69%	1.95%	4.28%
MSCI World Index	27.83%	12.42%	10.06%
FTSE EPRA/NAREIT Developed RE Index (net)	18.90%	0.57%	3.02%
FTSE NAREIT Equity REIT Index	27.43%	4.52%	5.45%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AEEIX-A for the most recent performance information.

AssetsNet	$ 51,377,370
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 215,309
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$51,377,370
# of Portfolio Holdings	96
Portfolio Turnover Rate	56%
Total Advisory Fees Paid	$215,309

Holdings [Text Block]

Industry Breakdown

Value	Value
Industrial REITs	14.7%
Retail REITs	14.4%
Health Care REITs	10.4%
Data Center REITs	10.3%
Multi-Family Residential REITs	9.8%
Real Estate Operating Companies	7.3%
Diversified REITs	5.9%
Office REITs	4.9%
Self-Storage REITs	4.9%
Other Specialized REITs	4.5%
Diversified Real Estate Activities	4.2%
Single-Family Residential REITs	2.3%
Hotel & Resort REITs	2.1%
Other	4.0%
Short-Term Investments	2.2%
Other Assets less Liabilities	-1.9%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Equinix, Inc.	$3,018,051	5.9%
Prologis, Inc.	$3,010,238	5.9%
Welltower, Inc.	$2,478,949	4.8%
Digital Realty Trust, Inc.	$2,264,133	4.4%
Simon Property Group, Inc.	$1,787,897	3.5%
Ventas, Inc.	$1,730,531	3.4%
Public Storage	$1,604,510	3.1%
Mid-America Apartment Communities, Inc.	$1,543,104	3.0%
UDR, Inc.	$1,457,431	2.8%
VICI Properties, Inc.	$1,259,072	2.4%
	$20,153,916	39.2%

Material Fund Change [Text Block]
C000028097
Shareholder Report [Line Items]
Fund Name	AB Global Real Estate Investment Fund
Class Name	Class K
Trading Symbol	ARRKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Global Real Estate Investment Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ARRKX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ARRKX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$201	1.82%

Expenses Paid, Amount	$ 201
Expense Ratio, Percent	1.82%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

During the 12-month period ended November 30, 2024, all share classes of the Fund outperformed the Financial Times Stock Exchange European Public Real Estate Association/National Association of Real Estate Investment Trusts (“FTSE EPRA/NAREIT”) Developed Real Estate (“RE”) Index (net) (the "benchmark”), before sales charges. Overall security selection drove outperformance, relative to the benchmark. Selection within the health care and residential sectors contributed most, while selection within the industrial and self storage sectors detracted. Overall sector selection detracted from returns. An overweight to gaming centers and an underweight to the diversified sector partially offset losses from overweights to the industrial and lodging/resorts sectors.

The Fund used derivatives in the form of foreign currency forwards for hedging and investment purposes, which had no material impact on absolute returns for the 12-month period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class K	MSCI World Index	FTSE EPRA/NAREIT Developed RE Index (net)	FTSE NAREIT Equity REIT Index
11/14	$10,000	$10,000	$10,000	$10,000
11/15	$9,967	$9,928	$9,877	$10,207
11/16	$10,080	$10,240	$10,069	$10,659
11/17	$11,503	$12,663	$11,291	$11,625
11/18	$11,675	$12,680	$11,427	$11,862
11/19	$13,559	$14,523	$13,091	$13,631
11/20	$12,316	$16,632	$11,561	$11,928
11/21	$15,131	$20,254	$14,191	$16,030
11/22	$12,347	$18,055	$11,628	$13,772
11/23	$12,176	$20,399	$11,326	$13,346
11/24	$14,659	$26,075	$13,466	$17,007

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class K	20.39%	1.57%	3.90%
MSCI World Index	27.83%	12.42%	10.06%
FTSE EPRA/NAREIT Developed RE Index (net)	18.90%	0.57%	3.02%
FTSE NAREIT Equity REIT Index	27.43%	4.52%	5.45%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ARRKX-A for the most recent performance information.

AssetsNet	$ 51,377,370
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 215,309
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$51,377,370
# of Portfolio Holdings	96
Portfolio Turnover Rate	56%
Total Advisory Fees Paid	$215,309

Holdings [Text Block]

Industry Breakdown

Value	Value
Industrial REITs	14.7%
Retail REITs	14.4%
Health Care REITs	10.4%
Data Center REITs	10.3%
Multi-Family Residential REITs	9.8%
Real Estate Operating Companies	7.3%
Diversified REITs	5.9%
Office REITs	4.9%
Self-Storage REITs	4.9%
Other Specialized REITs	4.5%
Diversified Real Estate Activities	4.2%
Single-Family Residential REITs	2.3%
Hotel & Resort REITs	2.1%
Other	4.0%
Short-Term Investments	2.2%
Other Assets less Liabilities	-1.9%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Equinix, Inc.	$3,018,051	5.9%
Prologis, Inc.	$3,010,238	5.9%
Welltower, Inc.	$2,478,949	4.8%
Digital Realty Trust, Inc.	$2,264,133	4.4%
Simon Property Group, Inc.	$1,787,897	3.5%
Ventas, Inc.	$1,730,531	3.4%
Public Storage	$1,604,510	3.1%
Mid-America Apartment Communities, Inc.	$1,543,104	3.0%
UDR, Inc.	$1,457,431	2.8%
VICI Properties, Inc.	$1,259,072	2.4%
	$20,153,916	39.2%

Material Fund Change [Text Block]
C000028096
Shareholder Report [Line Items]
Fund Name	AB Global Real Estate Investment Fund
Class Name	Class R
Trading Symbol	ARRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Global Real Estate Investment Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ARRRX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ARRRX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$231	2.10%

Expenses Paid, Amount	$ 231
Expense Ratio, Percent	2.10%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

During the 12-month period ended November 30, 2024, all share classes of the Fund outperformed the Financial Times Stock Exchange European Public Real Estate Association/National Association of Real Estate Investment Trusts (“FTSE EPRA/NAREIT”) Developed Real Estate (“RE”) Index (net) (the "benchmark”), before sales charges. Overall security selection drove outperformance, relative to the benchmark. Selection within the health care and residential sectors contributed most, while selection within the industrial and self storage sectors detracted. Overall sector selection detracted from returns. An overweight to gaming centers and an underweight to the diversified sector partially offset losses from overweights to the industrial and lodging/resorts sectors.

The Fund used derivatives in the form of foreign currency forwards for hedging and investment purposes, which had no material impact on absolute returns for the 12-month period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class R	MSCI World Index	FTSE EPRA/NAREIT Developed RE Index (net)	FTSE NAREIT Equity REIT Index
11/14	$10,000	$10,000	$10,000	$10,000
11/15	$9,940	$9,928	$9,877	$10,207
11/16	$10,015	$10,240	$10,069	$10,659
11/17	$11,396	$12,663	$11,291	$11,625
11/18	$11,533	$12,680	$11,427	$11,862
11/19	$13,363	$14,523	$13,091	$13,631
11/20	$12,097	$16,632	$11,561	$11,928
11/21	$14,811	$20,254	$14,191	$16,030
11/22	$12,046	$18,055	$11,628	$13,772
11/23	$11,852	$20,399	$11,326	$13,346
11/24	$14,219	$26,075	$13,466	$17,007

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R	19.98%	1.25%	3.58%
MSCI World Index	27.83%	12.42%	10.06%
FTSE EPRA/NAREIT Developed RE Index (net)	18.90%	0.57%	3.02%
FTSE NAREIT Equity REIT Index	27.43%	4.52%	5.45%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ARRRX-A for the most recent performance information.

AssetsNet	$ 51,377,370
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 215,309
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$51,377,370
# of Portfolio Holdings	96
Portfolio Turnover Rate	56%
Total Advisory Fees Paid	$215,309

Holdings [Text Block]

Industry Breakdown

Value	Value
Industrial REITs	14.7%
Retail REITs	14.4%
Health Care REITs	10.4%
Data Center REITs	10.3%
Multi-Family Residential REITs	9.8%
Real Estate Operating Companies	7.3%
Diversified REITs	5.9%
Office REITs	4.9%
Self-Storage REITs	4.9%
Other Specialized REITs	4.5%
Diversified Real Estate Activities	4.2%
Single-Family Residential REITs	2.3%
Hotel & Resort REITs	2.1%
Other	4.0%
Short-Term Investments	2.2%
Other Assets less Liabilities	-1.9%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Equinix, Inc.	$3,018,051	5.9%
Prologis, Inc.	$3,010,238	5.9%
Welltower, Inc.	$2,478,949	4.8%
Digital Realty Trust, Inc.	$2,264,133	4.4%
Simon Property Group, Inc.	$1,787,897	3.5%
Ventas, Inc.	$1,730,531	3.4%
Public Storage	$1,604,510	3.1%
Mid-America Apartment Communities, Inc.	$1,543,104	3.0%
UDR, Inc.	$1,457,431	2.8%
VICI Properties, Inc.	$1,259,072	2.4%
	$20,153,916	39.2%

Material Fund Change [Text Block]